SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
                  Polaris Preferred Solution Variable Annuity
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           THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                  Polaris Preferred Solution Variable Annuity
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement dated June 24, 2019 supersedes and replaces prior supplement dated May 1, 2019 and must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185778 or 333-178845 if your contract was issued in New York.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER MAY 1, 2019 AND ON OR AFTER JUNE 24, 2019 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.
IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185778 OR 333-178845 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS FLEX

-----------------     ---------------     ---------------     ---------------
Number of Covered     Polaris Income      Polaris Income      Polaris Income
Persons and Age of    Plus Flex Income    Plus Flex Income    Plus Flex Income
Covered Person(s)     Option 1            Option 2            Option 3
on the Activation
Date(1)
-----------------     ---------------     ---------------     ---------------
One Covered Person    4.5% / 3.0%(2)      4.5% / 3.0%(2)      3.75% / 3.75%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
One Covered Person    5.5% / 3.0%(2)      5.5% / 3.0%(2)      4.25% / 4.25%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.5% / 4.5%         7.5% / 3.5%         5.5% / 5.5%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
One Covered Person    7.0% / 4.5%         8.0% / 3.5%         5.75% / 5.75%
(Age 72 and Older)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   3.5% / 3.0%(3)      3.5% / 3.0%(3)      3.25% / 3.25%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   4.5% / 3.0%(3)      4.5% / 3.0%(3)      3.75% / 3.75%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.0% / 4.5%         7.0% / 3.5%         5.0% / 5.0%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.5% / 4.5%         7.5% / 3.5%         5.25% / 5.25%
(Age 72 and Older)

POLARIS INCOME PLUS DAILY FLEX

-----------------     ---------------     ---------------     ---------------
Number of Covered     Polaris Income      Polaris Income      Polaris Income
Persons and Age of    Plus Daily Flex     Plus Daily Flex     Plus Daily Flex
Covered Person(s)     Income Option 1     Income Option 2     Income Option 3
on the Activation
Date(1)
-----------------     ---------------     ---------------     ---------------
One Covered Person    4.25% / 2.75%(4)    4.25% / 2.75%(4)    3.5% / 3.5%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
One Covered Person    5.25% / 3.0%(4)     5.25% / 3.0%(4)     4.0% / 4.0%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.5% / 4.5%         7.5% / 3.5%         5.5% / 5.5%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
One Covered Person    7.0% / 4.5%         8.0% / 3.5%         5.75% / 5.75%
(Age 72 and Older)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   3.25% / 2.75%(5)    3.25% / 2.75%(5)    3.0% / 3.0%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   4.25% / 3.0%(5)     4.25% / 3.0%(5)     3.5% / 3.5%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.0% / 4.5%         7.0% / 3.5%         5.0% / 5.0%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.5% / 4.5%         7.5% / 3.5%         5.25% / 5.25%
(Age 72 and Older)

(1) If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.
(2) If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65th birthday.
(3) If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65th birthday.
(4) If one Covered Person is elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.
(5) If two Covered Persons are elected, the Protected Income Payment Percentage is 4.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

Dated:  June 24, 2019

             Please keep this Supplement with your Prospectus